Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 8. Commitments and Contingencies

Legal Proceedings
From time to time, the Company is a party to, or has a significant relationship to, legal proceedings, lawsuits, and other claims. Except as described below, the Company is not aware of any legal proceedings or claims that it believes may have, individually or taken together, a material adverse effect on the Company’s financial condition, results of operations or cash flows. The Company’s policy is to expense legal costs as they are incurred.

COVID-19
The Company continues to monitor and assess the estimated operating and financial impact of the
COVID-19
pandemic, and as it evolves, the Company continues to process, assemble, and assess member utilization information. Throughout most of 2020, the Company’s members incurred lower healthcare costs than would have otherwise been expected, which resulted in lower medical services expenses incurred. This reduction was impacted by the temporary deferral of non-essential care amid the COVID-19 pandemic and improved medical cost management, among other factors. These costs may be incurred at future points in time, and it is possible that the deferral of healthcare services, or the impact of the Company’s members (who are seniors typically with chronic conditions) being diagnosed with COVID-19, could cause additional health problems in its existing members, which could increase costs in the future. The Company cannot accurately estimate the net ultimate impact, positive or negative, to medical services expense at this time.
Given the disruption caused by COVID-19, it is unclear whether the Company’s physicians will be able to document the health conditions of members as comprehensively as they did in historical periods. Because risk adjustment factors in the current period are based on the preceding year’s diagnosed disease conditions, the Company’s revenue in future periods may be adversely impacted.
The ultimate impact of the COVID-19 pandemic on the Company’s operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the
COVID-19
pandemic, and any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption. The ultimate impact of these matters to the Company and its financial condition cannot be reasonably estimated at this time.
T
he Company believes that its cash resources, funds from the IPO in April 2021, borrowing capacity available under the 2021 Secured Revolving Facility, and cash flow generated from operations will continue to be sufficient to withstand the financial impact of the pandemic, and will enable the Company to continue to support its operations, regulatory requirements, debt repayment obligations, and geography expansion for the foreseeable future.
Regulatory Matters
The healthcare industry is subject to numerous laws and regulations of federal, state, and local governments. Violations of these laws and regulations could result in expulsion from government healthcare programs, together with the imposition of significant fines and penalties. Compliance with such laws and regulations can be subject to future government review and interpretation, as well as regulatory actions unknown or unasserted at this time.
The healthcare regulatory landscape is constantly changing. It is difficult to predict which final rules may be adopted and implemented by federal and state authorities, and if such final rules would result in any material adverse effect on the Company’s business, consolidated financial condition, results of operations or cash flows. Management is unable to determine how any future government spending cuts will affect Medicare reimbursement. There likely will continue to be legislative and regulatory proposals at the federal and state levels directed at containing or lowering the cost of healthcare that, if adopted, could have a material adverse effect on the Company’s condensed consolidated financial statements.
Compliance Requirements
In February 2018, the Company self-disclosed to the California Department of Managed Health Care (“DMHC”), the California Department of Health Care Services, and its affected payors certain noncompliant practices in the Company’s claims and utilization management. The Company submitted various reports in
May,

June, and August of 2018 and coordinated with the DMHC and certain of its payors to remediate noncompliant claims and utilization management practices and implement improvements through various corrective action plan (“CAPs”). On December 17, 2019, the Company completed substantial remediation of all known deficiencies identified by the DMHC’s audit findings. In February 2021, the Company completed divesting all of its California operations. On March 9, 2021, the Company received a set of investigative interrogatories from the DMHC pursuant to its investigation of conduct and matters described in the Company’s various reports. The interrogatories sought information concerning certain claims data and authorizations denied due to lack of medical necessity, including information regarding the health plans affected thereby. The Company responded timely to such interrogatories and provided requested information. Any adverse review, audit or investigation could result in, among other things: refunding of amounts the Company have been paid pursuant to its contracts; or the imposition of fines, penalties and other sanctions on the Company, or certain of its payors. While the Company does not expect the amount to be material, it is unable to predict the potential dollar value of recoupments or fines, penalties or other sanctions that may be imposed on the Company or the impacted payors related to the DMHC’s audit findings, if any. Per publicly available information, five (5) out of the nine (9) impacted payors have entered into letters of agreement with the DMHC whereby each of the payors have agreed to pay an administrative penalty related to the deficiencies. These penalties equal $122,500 in the aggregate. The DMHC has imposed an administrative penalty on at least one of the remaining impacted
p
ayors
. At least one payor has formally sought indemnification from the Company in the amount of $80,000 for penalties related to the DMHC audit findings. The Company is unable to predict the potential dollar value of claims or demands that could be asserted in the future, if any. While the Company has divested all of its California operations as of February 2021, for the Southern California and Fresno divestiture transactions the Company will continue to be responsible for any liabilities arising from the business which were incurred prior to the closing date of each transaction, including any fines, penalties and other sanctions relating to the DMHC matter described above, the payment of claims for medical services incurred prior to the effective date of each transaction, a liability for unrecognized tax benefits for which the Company is indemnified and other contingent liabilities that the Company currently believes are remote.
Contractual Obligations
The Company’s capital commitments to physician partners to support physician partner expansion and related purposes increased by $23.2 million, to $41.9 million at June 30, 2021 when compared to December 31, 2020. There have been no other material changes, outside of the ordinary course of business and indebtedness (see Note 7), to the Company’s commitments during the six months ended June 30, 2021.

NOTE 11. Commitments and Contingencies

Legal Proceedings
From time to time, the Company is a party to, or has a significant relationship to, legal proceedings, lawsuits, and other claims. Except as described below, the Company is not aware of any legal proceedings or claims that it believes may have, individually or taken together, a material adverse effect on the Company’s financial condition, results of operations or cash flows. The Company’s policy is to expense legal costs as they are incurred.
Regulatory Matters
The healthcare industry is subject to numerous laws and regulations of federal, state, and local governments. Violations of these laws and regulations could result in expulsion from government healthcare programs, together with the imposition of significant fines and penalties. Compliance with such laws and regulations can be subject to future government review and interpretation, as well as regulatory actions unknown or unasserted at this time.
The healthcare regulatory landscape is constantly changing. It is difficult to predict which final rules may be adopted and implemented by federal and state authorities, and if such final rules would result in any material adverse effect on the Company’s business, consolidated financial condition, results of operations or cash flows. Management is unable to determine how any future government spending cuts will affect Medicare reimbursement. There likely will continue to be legislative and regulatory proposals at the federal and state levels directed at containing or lowering the cost of healthcare that, if adopted, could have a material adverse effect on the Company’s consolidated financial statements.
Contractual Obligations
The following table summarizes the Company’s contractual obligations, excluding operating leases (see Note 5) and debt service obligations (see Note 10), as of December 31, 2020 (in thousands):

	Total	2021	2022-2023	2023-2025	More than Five Years
Capital commitments (1)	$18,662	$16,412	$2,250	$—	$—

(1)	Represents capital commitments to physician partners to support physician partner expansion and related purposes.